LIQUIDITY (Details) - USD ($) $ / shares in Units, $ in Thousands											3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended			16 Months Ended
	Sep. 30, 2025	May 23, 2025	Apr. 01, 2025	Dec. 31, 2024	Dec. 20, 2024	Oct. 21, 2024	Jun. 26, 2024	May 20, 2024	Feb. 01, 2024	Apr. 21, 2023	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	May 22, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Oct. 22, 2024	May 03, 2024
Related Party Transaction [Line Items]
Accumulated deficit	$ 49,037			$ 39,740							$ 49,037	$ 39,740	$ 49,037			$ 39,740	$ 31,533	$ 49,037
Cash and cash equivalents	4,055			$ 5,028							4,055	$ 5,028	4,055			$ 5,028	$ 1,808	4,055
Common stock, shares issued (in shares)				525,485								525,485				525,485	2,909
Common stock placed into escrow (in shares)										17,549
Proceeds from issuance of common stock										$ 11,704
Offering expenses			$ 979							$ 546
Cash fee (as a percent)			7.00%			7.00%
Management fee (as a percent)			1.00%			1.00%
Reimbursement of accountable expenses			$ 25,000			$ 25
Reimbursement of non-accountable expenses						10
Proceeds from warrant exercise													0	$ 1		$ 762	$ 12
Warrant issuance						$ 1,526											532
Pre-Funded Warrants
Related Party Transaction [Line Items]
Proceeds from issuance of common stock												$ 3,605
Warrant exercise price (in usd per share)			$ 0.0001				$ 0.0017		$ 0.0221
Number of shares called by each warrant							1		1
Series B-1 Common Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)									$ 243.10
Number of shares called by each warrant									1
Warrants, outstanding term									5 years
Series B-2 Common Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)									$ 243.10
Number of shares called by each warrant									1
Warrants, outstanding term									18 months
Series A-1 Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)									$ 0.0001
Series C-1 Common Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)							$ 31.11
Number of shares called by each warrant							1
Warrants, outstanding term							5 years
Series C-2 Common Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)							$ 31.11
Number of shares called by each warrant							1
Warrants, outstanding term							18 months
Prior Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)						$ 17.00
Warrants granted (in shares)						44,842
Proceeds from warrant exercise						$ 762
Class of warrant or right, offering cost						154
Warrant issuance						$ 1,911
Series D-1 Warrants
Related Party Transaction [Line Items]
Warrants granted (in shares)						44,839
Series D-2 Warrants
Related Party Transaction [Line Items]
Warrants granted (in shares)						44,839
Series D Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)						$ 17.00
June 2024 PA Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)						$ 21.25	$ 38.89													$ 38.89
Warrants granted (in shares)						3,140	9,001													9,002
Series B Common Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)						$ 17.00
Warrants granted (in shares)						44,842
Proceeds from warrant exercise						$ 609
Class of warrant or right, offering cost						$ 560
October 2024 PA Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)						$ 21.25													$ 21.25
Warrants granted (in shares)						3,140													3,140
Public Offering
Related Party Transaction [Line Items]
Offering expenses							$ 1,057		$ 1,110
Sale of stock (in shares)			202,000				3,529		1,495
Net proceeds from sale of stock							$ 3,172		$ 4,389
Number of securities issued (in shares)							1		1
Sale of stock, price per share (in usd per share)			$ 3.60				$ 31.11		$ 243.10
Public Offering | Pre-Funded Warrants
Related Party Transaction [Line Items]
Number of shares (in shares)			1,186,888				125,047		21,131
Number of securities issued (in shares)							1		1
Warrants granted (in shares)			1,186,888				125,047		21,131
Public Offering | Series B-1 Common Warrants
Related Party Transaction [Line Items]
Number of shares (in shares)									22,631
Number of securities issued (in shares)									1
Warrants granted (in shares)									22,631
Public Offering | Series B-2 Common Warrants
Related Party Transaction [Line Items]
Number of shares (in shares)									22,631
Number of securities issued (in shares)									1
Warrants granted (in shares)									22,631
Public Offering | Series C-1 Common Warrants
Related Party Transaction [Line Items]
Number of shares (in shares)							128,577
Number of securities issued (in shares)							1
Warrants granted (in shares)							128,577
Public Offering | Series C-2 Common Warrants
Related Party Transaction [Line Items]
Number of shares (in shares)							128,577
Number of securities issued (in shares)							1
Warrants granted (in shares)							128,577
ATM
Related Party Transaction [Line Items]
Proceeds from issuance of common stock											$ 1,619	$ 3,605	$ 2,560	$ 1,988	$ 4,546	$ 3,604	$ 0
Offering expenses																		$ 308
Sale of stock (in shares)											771,927	325,618	1,354,481					1,680,099
Net proceeds from sale of stock	$ 5,858			$ 3,467							$ 1,565		$ 2,475
Sale of stock, maximum value of shares offered		$ 1,759			$ 322			$ 10,000
Sale of stock, agent compensation, percentage								3.00%
ATM | Weighted Average
Related Party Transaction [Line Items]
Sale of stock, price per share (in usd per share)	$ 3.67			$ 11.07							$ 3.67	$ 11.07	$ 3.67			$ 11.07		$ 3.67
Common Stock
Related Party Transaction [Line Items]
Conversion of stock (in shares)										164
Additional shares converted into common stock (in shares)										656
Investor
Related Party Transaction [Line Items]
Investment in cash										$ 12,250
Common stock, shares issued (in shares)										4,387